December 5, 2001


                                            Zurich Scudder Investments, Inc.
                                            Two International Place
                                            Boston, MA  02110


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Scudder Development Fund, Scudder Small Company Value Fund and Scudder 21st Century Growth Fund, each a series of Scudder Securities Trust (Reg Nos. 2-36238) (811-2021) (the "Funds") Post Effective Amendment No. 79 to Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 79 to the Funds' Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 30, 2001.

         Comments or questions concerning this certificate may be directed to Lauren Giudice at 617-295-2560.

                                            Very truly Yours,


                                            Scudder Development Fund
                                            Scudder Small Company Value Fund
                                            Scudder 21st Century Growth Fund


                                            By:  /s/John Millette
                                                 ---------------------------
                                                 John Millette
                                                 Secretary

cml/llg

cc:      Allison Beakley, Esq., Dechert